Genco Chapter 11 Bankruptcy (Tables)	12 Months Ended
Dec. 31, 2016
Reorganizations [Abstract]
Schedule of Fresh-Start Adjustments
A summary of our liabilities subject to compromise as of December 31, 2016 is as follows:

(amounts in millions)	December 31, 2016
Genco Senior Notes:
7.00% Senior Notes Series H, due 2018	$300
6.30% Senior Notes Series I, due 2020	250
7.95% Senior Notes Series F, due 2032	275
Interest accrued	7
Total Liabilities subject to compromise	$832
Condensed Balance Sheet As of December 31, 2016

(amounts in millions)	Genco, as Debtor-in-Possession	Intercompany Eliminations	Amounts included in Dynegy’s Consolidated Financial Statements
Cash	$49	$—	$49
Intercompany and affiliate receivables	184	(184)	—
Other current assets	76	—	76
Property, plant & equipment	59	—	59
Other non-current assets	3	—	3
Total Assets	$371	$(184)	$187

Current liabilities	$64	$(31)	$33
Liabilities subject to compromise	832	—	832
Asset retirement obligations	37	—	37
Other non-current liabilities	5	(5)	—
Total Liabilities	$938	$(36)	$902

Total stockholder deficit	$(552)	$(148)	(700)
Noncontrolling Interest	(15)	—	(15)
Total Deficit	$(567)	$(148)	$(715)

Total Liabilities and Deficit	$371	$(184)	$187

Condensed Statement of Operations and Comprehensive Loss
For the Period from December 10, 2016 to December 31, 2016

(amounts in millions)	Genco, as Debtor-in-Possession	Intercompany Eliminations	Amounts included in Dynegy’s Consolidated Financial Statements
Revenues	$19	$(19)	$—
Cost of sales, excluding depreciation expense	(11)	—	(11)
Gross margin	8	(19)	(11)
Operating and maintenance expense	(6)	—	(6)
Other operating costs	(4)	1	(3)
Operating loss	(2)	(18)	(20)
Bankruptcy reorganization items	(96)	—	(96)
Net loss attributable to Stockholder	(98)	(18)	(116)
Other Comprehensive loss, net of tax	—	—	—
Comprehensive loss	$(98)	$(18)	$(116)

Condensed Statement of Cash Flows
For the Period from December 10, 2016 to December 31, 2016

(amounts in millions)	Genco, as Debtor-in-Possession	Intercompany Eliminations	Amounts included in Dynegy’s Consolidated Financial Statements
Net cash provided by operating activities	$3	$—	$3
Net increase in cash and cash equivalents	3	—	3
Cash and cash equivalents, beginning of period	46	—	46
Cash and cash equivalents, end of period	$49	$—	$49